NATURE OF OPERATIONS (Details Narrative) - USD ($)							1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 01, 2022	Jan. 21, 2022	Jun. 30, 2021	Jun. 03, 2021	Dec. 03, 2020	Nov. 12, 2009	Oct. 29, 2021	Mar. 30, 2022	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Mar. 31, 2021	Feb. 26, 2021	Feb. 25, 2021	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized											7,450,000,000	5,000,000,000			7,450,000,000	5,000,000,000
Preferred stock, shares authorized											10,000,000
Number of shares issued for assigned, value											$ 10,000,000
Cash											3,493,213	$ 1,720,979
Working capital											20,965,419	1,560,832
Monthly cash burn											1,000,000
Proceeds from additional warrant exercises											4,000,000
Proceeds from related party debt											$ 6,700,000	$ 225,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock	13,200,000							675,000
Proceeds from related party debt									$ 3,000,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock											437,500
Number of shares issued for assigned											9,345,794
Number of shares issued for assigned, value											$ 93
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from additional warrant exercises											2,000,000
Warrant [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock		10,000,000
Proceeds from additional warrant exercises		$ 2,000,000
Tickeri Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock												10,000,000
Common stock, shares authorized												10,000,000		10,000,000
Cash												$ 43,519		$ 36,657
Monster Creative LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 3,017									$ 1,169,619					$ 1,231,704
Brian Foote [Member] | Notes Payable, Other Payables [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for assigned, value											$ 40,000
Juan and Javier Gonzalez [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock				4,672,897
Juan and Javier Gonzalez [Member] | Tickeri Inc [Member] | Secured Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount				$ 5,000,000
Juan and Javier Gonzalez [Member] | Tickeri Inc [Member] | Secured Promissory Note [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount				$ 5,000,000
Interest rate				5.00%
Maturity date				Dec. 31, 2022
Doug Brandt [Member] | Monster Creative LLC [Member] | One Convertible Note and One Non Convertible Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount			8,000,000
Kevin Childress [Member] | Monster Creative LLC [Member] | One Convertible Note and One Non Convertible Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount			8,000,000
Doug Brandt and Kevin Childress [Member] | Monster Creative LLC [Member] | Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount			$ 7,500,000
Interest rate			5.00%
Conversion price per share			$ 1.20
Debt term			18 months
Doug Brandt and Kevin Childress [Member] | Monster Creative LLC [Member] | Non Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount			$ 500,000
Interest rate			5.00%
Debt term			3 years
Maturity date			Apr. 01, 2022
Juan Gonzalez [Member] | Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock				4,672,897
Javier Gonzalez [Member] | Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock				4,672,897
Series B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized							570,000				570,000	900,000	900,000
Preferred stock voting rights							for Series B Preferred shareholders holding greater than 750 shares of Series B Preferred Stock, for the calendar months of December 2021 and January 2022, Series B Preferred shareholders shall not have the right, whether by election, operation of law, or otherwise, to convert into Common Stock shares of Series B Preferred stock constituting more than 5% of the total number of Series B Preferred shares held by them				Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.
Series B Preferred Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock										220,640,000
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized											7,000,000	7,000,000
Preferred stock voting rights											Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.
Series A Preferred Stock [Member] | Henry Boucher [Member] | Notes Payable, Other Payables [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for assigned											7,000,000	7,000,000
Common Stock [Member] | Henry Boucher [Member] | Notes Payable, Other Payables [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for assigned											550,000,000
HUMBL LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized					7,450,000,000
Preferred stock, shares authorized					10,000,000
Preferred stock voting rights											The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock
HUMBL LLC [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock voting rights											The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock
HUMBL Inc [Member] | Tickeri Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition transaction costs				$ 20,000,000
Purchase price				20,000,000
HUMBL Inc [Member] | Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition transaction costs				20,000,000
Purchase price				20,000,000
HUMBL Inc [Member] | Tickeri Inc [Member] | Two Promissory Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for acquisition				10,000,000
HUMBL Inc [Member] | Tickeri Inc [Member] | Two Promissory Notes [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for acquisition				10,000,000
HUMBL Inc [Member] | Tickeri Inc [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for acquisition				10,000,000
HUMBL Inc [Member] | Tickeri Inc [Member] | Common Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for acquisition				$ 10,000,000
Share Exchange Agreement [Member] | Fashion Floor Covering and Tile, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issued during the period						125,000
Merger Agreement [Member] | HUMBL LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Membership interests					100.00%
Merger Agreement [Member] | HUMBL LLC [Member] | Series B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock					552,029